Share-Based Compensation (Summary Of Equity Incentive Plan Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Jun. 28, 2012	Dec. 29, 2011
Share-Based Compensation [Abstract]
Options, Outstanding, beginning balace		4,837,572	3,876,224
Options, Granted			1,314,568
Options, Exercised	(7,663)	(202,762)	(312,720)
Options, Forfeited			(40,500)
Options, Outstanding, ending balance			4,837,572
Options, Exercisable			1,863,256
Options, Vested and Expected to Vest			4,802,536
Weighted average exercise price, Outstanding, beginning balance		$ 16.25	$ 15.55
Weighted average exercise price, Granted			$ 17.61
Weighted average exercise price, Exercised	$ 13.64	$ 15.20	$ 13.55
Weighted average exercise price, Forfeited			$ 14.66
Weighted average exercise price, Outstanding, ending balance			$ 16.25
Weighted average exercise price, Exercisable			$ 15.95
Weighted average exercise price, Vested and Expected to Vest			$ 16.24
Weighted average remaining contractual life, Outstanding			8 years 3 months 18 days
Weighted average remaining contractual life, Exercisable			8 years
Weighted average remaining contractual life, Vested and Expected to Vest			8 years 3 months 18 days
Aggregate intrinsic value, Outstanding			$ 2.3
Aggregate intrinsic value, Exercisable			1.2
Aggregate intrinsic value,Vested and Expected to Vest			$ 2.3